CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency gains/ (losses), tax		RUB 0		RUB 0		RUB 0
Reclassification translation adjustment, tax | $	$ 0.0		$ 0.0		$ 0.0
Foreign currency translation adjustment, tax		RUB 0		RUB 0		RUB 0